Document And Entity Information	9 Months Ended
Sep. 30, 2017
Document And Entity Information
Entity Registrant Name	SANUWAVE Health, Inc.
Entity Central Index Key	0001417663
Trading Symbol	snwv
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Type	S-1
Document Period End Date	Sep. 30, 2017
Amendment Flag	false